Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating leases agreements

	RMB	US$
2020	59,420	8,534
2021	19,978	2,870
2022	4,746	682
2023	272	39
2024 and thereafter	354	51
Total	84,770	12,176

Schedule of future minimum capital commitments for renovating expense under non-cancellable agreement

	RMB	US$
2020	13,900	1,997
2021	11,700	1,681
2022 and thereafter	1,600	229
Total	27,200	3,907